Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial $100 investment based on:
Year	Summary Compensation Table (SCT) Total for PEO	Compensation Actually Paid (CAP) to PEO(1)	Average SCT Total for Non-PEO NEOs(2)	Average CAP to Non-PEO NEOs	POOL Total Stockholder Return (TSR)	S&P 500 Index TSR	Net Income (GAAP) Reported	Adjusted Diluted Earnings per Share(3)
2025	$6,514,002	$1,085,577	$2,027,737	$951,564	$65.10	$196.16	$406,404	$10.73
2024	5,279,413	1,135,943	1,494,243	811,938	95.46	166.40	434,325	11.07
2023	6,103,488	10,431,650	1,911,059	2,422,827	110.22	133.10	523,229	13.18
2022	5,846,697	(6,818,389)	1,818,217	(895,365)	82.56	105.40	748,462	18.43
2021	5,575,384	17,266,855	1,982,103	4,150,694	152.98	128.71	650,624	15.18

Company Selected Measure Name	Adjusted diluted EPS
Named Executive Officers, Footnote
(2) The following table details the average amounts we deducted from or added to the average total compensation of the non-PEO NEOs, as reflected in the Summary Compensation Table, to arrive at the average compensation actually paid, as referenced in this table. The non-PEO NEOs for each year reported are as follows:

•2025: Melanie Hart, Jennifer Neil, and Kenneth St. Romain
•2024: Melanie Hart, Jennifer Neil, Kenneth St. Romain and Kristopher Neff
•2023: Melanie Hart, Jennifer Neil, Kenneth St. Romain and Kristopher Neff
•2022: Melanie Hart, Jennifer Neil, Kenneth St. Romain and Jeffrey Clay
•2021: Melanie Hart, Jennifer Neil, Kenneth St. Romain, Jeffrey Clay and Mark Joslin

PEO Total Compensation Amount	$ 6,514,002	$ 5,279,413	$ 6,103,488	$ 5,846,697	$ 5,575,384
PEO Actually Paid Compensation Amount	$ 1,085,577	1,135,943	10,431,650	(6,818,389)	17,266,855
Adjustment To PEO Compensation, Footnote
(1) For each fiscal year included in the table, Peter D. Arvan served as our PEO. The following table details the amounts we deducted from or added to Mr. Arvan’s total compensation, as reflected in the Summary Compensation Table, to arrive at compensation actually paid referenced in this table.

Year	(SCT) Total for PEO	Less: Reported Value of Equity Awards	Fair Value (FV) at 12/31 of Unvested Equity Awards Granted During the Year(4)	Year-Over-Year Change in FV of Equity Awards Granted in Prior Years that Vested in Year(4)	Year-Over-Year Change in FV of Unvested Equity Awards Granted in Prior Years(4)	CAP to PEO
2025	$6,514,002	$(4,624,942)	$2,357,841	$76,704	$(3,238,028)	1,085,577	$1,085,577
2024	5,279,413	(3,500,074)	1,517,865	(99,450)	(2,061,811)	1,135,943
2023	6,103,488	(3,500,354)	3,344,379	599,830	3,884,307	10,431,650
2022	5,846,697	(3,000,163)	2,183,427	(225,776)	(11,622,574)	(6,818,389)
2021	5,575,384	(2,889,832)	4,980,800	—	9,600,503	17,266,855

Non-PEO NEO Average Total Compensation Amount	$ 2,027,737	1,494,243	1,911,059	1,818,217	1,982,103
Non-PEO NEO Average Compensation Actually Paid Amount	$ 951,564	811,938	2,422,827	(895,365)	4,150,694
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average SCT Total for Non-PEO NEOs	Less: Average Reported Value of Equity Awards	Average FV at 12/31 of Unvested Equity Awards Granted During the Year(4)	Year-Over-Year Average Change in FV of Equity Awards Granted in Prior Years that Vested in Year(4)	Year-Over-Year Average Change in FV of Unvested Equity Awards Granted in Prior Years(4)	Average FV of Forfeited Equity Awards Granted in Prior Years(4)		Average CAP to Non-PEO NEOs
2025	$2,027,737	$(1,133,633)	$577,937	$11,603	$(532,080)	$—		951,564
2024	1,494,243	(700,487)	303,778	(17,789)	(267,807)	—		811,938
2023	1,911,059	(769,547)	684,186	135,758	461,371	—		2,422,827
2022	1,818,217	(625,000)	363,854	(317,677)	(1,593,663)	(541,096)	—	(895,365)
2021	1,982,103	(637,865)	1,099,398	(190,342)	1,897,400	—		4,150,694

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measure
Adjusted diluted EPS
Cash provided by operations
Operating income

Total Shareholder Return Amount	$ 65.10	95.46	110.22	82.56	152.98
Peer Group Total Shareholder Return Amount	196.16	166.40	133.10	105.40	128.71
Net Income (Loss)	$ 406,404,000	$ 434,325,000	$ 523,229,000	$ 748,462,000	$ 650,624,000
Company Selected Measure Amount | $ / shares	10.73	11.07	13.18	18.43	15.18
PEO Name	Peter D. Arvan
Additional 402(v) Disclosure
(4) In determining the fair value of unvested equity awards we applied the following approach as of December 31, 2025:

•EPS performance-based awards granted in 2025: We expect these awards to vest at 55% of target.
•EPS performance-based awards granted in 2024: We do not expect these awards to vest. Accordingly, we assigned a value of zero to these awards.
•EPS performance-based awards granted in 2023: For the three-year performance period ended December 31, 2025, the threshold performance metric was not met, and the awards were cancelled.
	•For all other equity awards, we applied the same methodology used to determine grant date fair value of equity awards for purposes of SCT reporting but calculated as of the last day of the year or applicable vesting date, with no material changes to the underlying assumptions for any of the awards since grant date.
Earnings Per Share, Diluted 1 | $ / shares	$ 10.85	$ 11.30	$ 13.35	$ 18.70	$ 15.97
ASU 2016-09 Tax Benefit Per Share | $ / shares	(0.12)	(0.23)	(0.17)	(0.27)	(0.74)
Earnings Per Diluted Share, Adjusted For ASU 2016-09 | $ / shares	10.73	11.07	13.18	18.43	15.23
After-Tax (Recovery) Impairment Charges Per Share | $ / shares	0	0	0	0	(0.05)
Adjusted Earnings Per Diluted Share | $ / shares	$ 10.73	$ 11.07	$ 13.18	$ 18.43	$ 15.18
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted diluted EPS
Non-GAAP Measure Description
(3) The table below reconciles diluted earnings per share to adjusted diluted earnings per share for each of the years presented.

	Year Ended December 31,
	2025	2024	2023	2022	2021
Diluted EPS	$10.85	$11.30	$13.35	$18.70	$15.97
ASU 2016-09 tax benefit	(0.12)	(0.23)	(0.17)	(0.27)	(0.74)
Adjusted diluted EPS without ASU 2016-09 tax benefit	10.73	11.07	13.18	18.43	15.23
After-tax recovery charges	—	—	—	—	(0.05)
Adjusted diluted EPS without ASU 2016-19 tax benefit and after-tax recovery charges	$10.73	$11.07	$13.18	$18.43	$15.18

Measure:: 2
Pay vs Performance Disclosure
Name	Cash provided by operations
Measure:: 3
Pay vs Performance Disclosure
Name	Operating income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,624,942)	$ (3,500,074)	$ (3,500,354)	$ (3,000,163)	$ (2,889,832)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,357,841	1,517,865	3,344,379	2,183,427	4,980,800
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,238,028)	(2,061,811)	3,884,307	(11,622,574)	9,600,503
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	76,704	(99,450)	599,830	(225,776)	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,133,633)	(700,487)	(769,547)	(625,000)	(637,865)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	577,937	303,778	684,186	363,854	1,099,398
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(532,080)	(267,807)	461,371	(1,593,663)	1,897,400
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,603	(17,789)	135,758	(317,677)	(190,342)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (541,096)	$ 0